Stockholders’ deficit (Details Narrative) - USD ($)																			3 Months Ended		9 Months Ended	12 Months Ended
	Apr. 25, 2025	Apr. 22, 2025	Feb. 26, 2025	Feb. 04, 2025	Jan. 29, 2025	Jan. 25, 2025	Sep. 25, 2024	Aug. 23, 2024	Aug. 05, 2024	Jun. 28, 2024	Feb. 21, 2024	Jan. 29, 2024	Jan. 25, 2024	Jan. 23, 2024	Dec. 04, 2023	Jul. 17, 2023	May 26, 2023	Sep. 29, 2022	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jul. 03, 2024	Oct. 27, 2022	Oct. 26, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option granted																			20,000			2,881,738	2,745,000
Intrinsic value of stock price																						$ 0.113	$ 0.42
Stock options, compensation expense																			$ 33,348	$ 77,626		$ 679,268	$ 167,953
Unrecognized share based compensation																						$ 7,197
Exercise price																			$ 0.10			$ 0.14	$ 0.11
Options, aggregate intrinsic value per share					$ 0.125			$ 0.226		$ 0.226		$ 0.125		$ 0.0376		$ 0.0637			$ 0.1157			0.11
Fair value exercise price					$ 0.12			$ 0.226		$ 0.226		$ 0.12		$ 0.036		$ 0.0588						$ 0.11
Fair value term					6 years 3 months 18 days			6 years 3 months 18 days		10 years		6 years 3 months 18 days		10 years		3 years						3 years	3 years
Fair value volatility					194.00%			191.00%		178.00%		194.00%		178.00%		165.00%						170.00%
Fair value discount rate					4.44%			3.71%		4.36%		4.44%		4.14%		4.34%						4.46%
Fair value dividend yield					0.00%			0.00%		0.00%		0.00%		0.00%		0.00%						0.00%	0.00%
Common stock shares authorized																			149,500,000			149,500,000	149,500,000		75,000,000	74,500,000
Issuance of stock											70,002					476,338
Proceeds from the issuance of common stock for cash, net																$ 20,000			$ 91,840			$ 90,919
Number of shares purchased																						1
Gain (loss) on settlement of liabilities																			$ 143,373			$ 46,346	$ (56,000)
Issuance of shares																			250,000
Issuance of shares fair value																			$ 29,000
Issuance of stock, value																			$ 91,840			$ 70,919
Exercise price																			$ 0.49			$ 0.49	$ 0.83	$ 6.53
Option exercised, value
Option exercised, shares											75,000											75,000
Maturity date																						Jan. 31, 2024
Subscription receivable																			$ 101,100			$ 101,100	$ 117,850
Options, weighted average remaining life																			9 years 1 month 17 days			9 years 3 months 18 days	9 years 10 months 9 days	13 years 8 months 8 days
Options, aggregate intrinsic value																			$ 133,553			$ 129,650	$ 800,183
Unrecognized share-based compensation																			$ 4,112
Purchase warrants outstanding																			15,219,664			13,411,582
Purchase warrants exercisable																			14,712,132			12,904,050
Warrants weighted average remaining life																3 years			1 year 7 months 13 days			3 years
Weighted average exercise price of warrant																			$ 0.10
Aggregate intrinsic value																			$ 920,133
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of stock																			1,369,961			1,122,672
Proceeds from the issuance of common stock for cash, net																			$ 500,000		$ 500,000
Number of shares purchased																1
Issuance of stock, value																			$ 14			$ 11
Shares of common stock for conversions	230,280	206,624																	436,904			867,389	5,666,917
Shares of common stock for conversions, value	$ 12,320	$ 12,320																					$ 223,733
Common stock conversion price	$ 0.0535	$ 0.059625
Option exercised, value																				$ 1		$ 1	$ 3
Option exercised, shares																				70,002		70,002	250,000
Weighted average exercise price of warrant																						$ 0.17
Private Placement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of shares																			3,080,670
Gain (loss) on settlement of liabilities																			$ 143,373
Geologist [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, compensation expense																			$ 4,348			$ 16,571
Compensation per month															$ 4,000
Options granted															10,000				20,000			66,000
Stock options grants per month															4,000
Options expiration period															3 years				3 years
Fair value of options granted																			$ 4,348			$ 16,571
Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option granted					370,833					165,737
Options expiration period					10 years					10 years
Exercise price					$ 0.12					$ 0.226
Total fair value of options vested upon issuance					$ 46,354					$ 37,457
Board of Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option granted					1,866,667			75,000		337,501		1,866,667		600,000					546,021
Options expiration period										10 years		10 years		10 years
Exercise price										$ 0.226		$ 0.12		$ 0.036
Total fair value of options vested upon issuance										$ 76,275		$ 233,333		$ 225,720
Number of shares purchased																			1
Warrants weighted average remaining life																			3 years
Officer [Member] | Private Placement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of stock																			546,021
Board of Directors Chairman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of stock																							23,521,147
Proceeds from the issuance of common stock for cash, net																							$ 970,000
Board of Directors Chairman [Member] | Private Placement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Proceeds from the issuance of common stock for cash, net																			$ 49,142
Board of Directors Chairman [Member] | Private Placement [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares purchased																			1
Investor [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of stock																	978,300
Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option granted																		674,000
Options expiration period																		10 years
Exercise price																		$ 0.15
Fair value of option granted																		$ 104,226
Employees [Member] | Note Agreements [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option exercised, value																		$ 101,100
Option exercised, shares																		674,000
Interest rate																		3.15%
Maturity date																		Sep. 30, 2027
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option, description																						The options granted have a term not to exceed ten years from the date of grant or five years for options granted to more than 10% stockholders. The option price set by the Plan Administration shall not be less than the fair market value per share of the common stock on the grant date or 110% of the fair market value per share of the common stock on the grant date for options granted to greater than 10% stockholders.
Restricted Stock [Member] | Investor [Member] | Stock Compensation And Subscription Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of stock				1,000,000					225,000								978,300
Issuance of stock, value									$ 45,000
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, aggregate intrinsic value per share																							$ 0.0637
Fair value exercise price																							0.0753
Common stock shares authorized																										75,000,000
Common stock conversion price																							0.0888
Maximum [Member] | Geologist [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price																			$ 0.118			$ 0.725
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, aggregate intrinsic value per share																							0.04
Fair value exercise price																							0.0419
Common stock shares authorized																											25,000,000
Common stock conversion price																							$ 0.0297
Minimum [Member] | Geologist [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price																			$ 0.095			$ 0.047
key Employees and Non-employee Consultants [Member] | 2010 Stock Option Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option granted																						191,000
key Employees and Non-employee Consultants [Member] | 2007 Stock Option Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option granted																						5,000
key Employees and Non-employee Consultants [Member] | 2004 Stock Option Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option granted																						1,925
Officers Employees and Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, compensation expense																			$ 4,348	$ 65,397
Officers Employees and Consultants [Member] | Incentive And Non Qualified Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, compensation expense																						$ 622,039	$ 131,266
Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of shares			3,080,670
Proceeds from notes payable			$ 250,000
Accrued interest			$ 27,260
Number of shares purchased			1
Gain (loss) on settlement of liabilities			$ 143,373
Interest rate						10.00%							10.00%
Maturity date						Jan. 25, 2025							Jan. 25, 2025
Warrants weighted average remaining life			3 years
Director [Member] | Private Placement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Proceeds from notes payable																			250,000
Accrued interest																			27,260
Investor [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants weighted average remaining life																							3 years
Weighted average exercise price of warrant																							$ 0.59
Investor [Member] | Investment Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of stock							100,000
Sale of stock description							The amount that we shall be entitled to sell to Investor shall be equal to two hundred percent (200%) of the average daily volume (U.S. market only) of the common stock for the ten (10) trading days prior to the applicable notice date so long as such amount does not exceed a calculated dollar amount per every 10 days of $500,000. The minimum amount shall be equal to $10,000.
Issuance of stock, value							$ 20,000
Deferred financing costs																						0
Investor [Member] | Restricted Stock [Member] | Investment Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Proceeds from the issuance of common stock for cash, net																			$ 91,840			$ 90,919
Number of shares purchased																			1,369,961			1,122,672
Investor [Member] | Maximum [Member] | Investment Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares purchased							10,000,000